Additional information on the consolidated statements of cash flows	12 Months Ended
Dec. 31, 2025
Disclosure of cash flow statement [Abstract]
Additional information on the consolidated statements of cash flows

22. Additional information on the consolidated statements of cash flows

	2025	2024
	$	$

Interests received	3,673	4,352
Interests paid on long-term debt	3,880	7,255
Income taxes paid	3,136	2,692

Changes in non-cash working capital items
Increase in amounts receivable	(121)	(880)
Increase in other current assets	(714)	(220)
Increase (decrease) in accounts payable and accrued liabilities	2,146	(777)
Increase in income tax liabilities	13,655	-
	14,966	(1,877)